RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	$ 3,418,847	$ 3,197,017
Qiwei Miao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	1,122,515	1,105,383
Zhidan Mao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	698,557	594,363
Hangzhou Shilian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	562,621	530,458
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	436,782	158,448
Chun Lyu [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	311,698	291,495
Yun Li [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	0	148,402
Shanghai Yaodun Science And Technology Development Center Limited Partnership [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	144,865	142,117
Eshallgo Electrical Equipment (Shanghai) Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	140,445	137,781
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	0	68,891
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	$ 1,364	$ 19,679